Income Taxes - Summary of Components of Income Tax Expense (Benefit) As follows (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Current year					€ (2,186)	€ (294)	€ (152)
Other taxes					(431)	(5)	(5)
True up adjustments for taxes for prior years					22,040	7,163
Total current tax income					19,423	6,864	(157)
Deferred tax
True up adjustments for taxes for prior years					954
Relating to origination and reversal of temporary differences					(2,575)	65	1,108
Total deferred tax					(1,621)	65	1,108
Total tax income recognised in consolidated statement of profit or loss and other comprehensive (loss)/income	€ (823)	€ (497)	€ (7,118)	€ 3,337	€ 17,802	€ 6,929	€ 951